Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (14,143,735)	$ (13,886,805)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	444,177	229,810
Accretion of debt discount	1,871,593	6,666,630
Monitoring fee interest expense added to notes payable	2,240,339	0
Fees for note amendments expense added to note payable	2,304,539	0
Inventory write-down	1,478,108	0
Impairment of intangible assets	980,039	0
Change in fair value of foreign exchange contract derivative liability	291,534	440,196
Change in fair value of warrant liability	(1,864,000)	0
Stock-based compensation	0	220,917
Changes in operating assets and liabilities:
Inventory	(1,745,189)	(637,149)
Prepaid expenses and VAT receivable	(17,415)	519,346
Deposit on foreign exchange contract	(909,666)	0
Accounts payable	190,331	(117,384)
Accrued expenses and other liabilities	(427,748)	310,490
Receivable/payable to related parties	1,022,077	(250,092)
Deferred revenue	(166,765)	0
Net cash used in operating activities	(8,451,781)	(6,504,041)
Cash Flows from Investing Activities:
Purchase of property and equipment	(376,170)	(481,718)
Capitalized patent costs	(135,168)	(83,691)
Capitalized software development costs	(27,879)	(391,073)
Net cash used in investing activities	(539,217)	(956,482)
Cash Flows from Financing Activities:
Proceeds from issuance of common shares	8,394,056	3,118,792
Costs incurred in relation to equity financing	(737,658)	(50,765)
Proceeds from warrant exercise	0	2,963,658
Proceeds from issuance of long term debt, net of discount	4,700,000	0
Repayments of notes payable	(10,274,281)	(12,400,000)
Net cash (used in) provided by financing activities	2,082,117	(6,368,315)
Net decrease in cash	(6,908,881)	(13,828,838)
Effect of exchange rate changes on cash	(735,217)	(287,300)
Cash at beginning of year	17,749,233	31,865,371
Cash at end of year	10,105,135	17,749,233
Supplemental cash flow information:
Interest paid	0	0
Taxes paid	0	0
Supplemental disclosure of non-cash financing activities:
Fair value of warrant liability recognized in connection with issuance of common shares	4,956,000	0
Monitoring fees added to notes payable	$ 2,240,339	$ 2,764,775